STAFF COSTS - Long-Term Incentive Plan - RSUs granted in 2020 (Details) - Long term incentive plan $ in Millions						12 Months Ended
	Mar. 18, 2021 EquityInstruments kr / shares	Apr. 25, 2018 kr / shares	Apr. 25, 2018 USD ($) EquityInstruments	Apr. 12, 2018 kr / shares	Mar. 18, 2018 USD ($)	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant | EquityInstruments						1,355,100	1,047,400	1,001,100
Exercise price per share | kr / shares				kr 53.7		kr 53.5
Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant | EquityInstruments	255,200		766,035
Exercise price per share | kr / shares	kr 53.5	kr 53.7
RSU grant value assuming 100% vesting | $			$ 0.9		$ 0.6